Supplemental Cash Flow Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Nov. 30, 2012
Significant Non-cash transactions
Write off of fully depreciated fixed assets	$ 2,233		$ 89
Sale of fixed assets at net carrying value			104
Additional cash flow information
Cash paid during the year for interest	$ 10,639	$ 1,710	383
Cash paid during the year for income taxes		$ 870	$ 862